SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) yr
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 441,284	$ 391,003
Right-of-use assets	$ 4,400	$ 4,100
Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment | yr	35	31
Top of range
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, intangible assets other than goodwill	21 years
Bottom of range
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years